Financial commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial commitments and contingent liabilities
Summary of outstanding and deployed commitments

		Elimination of
	Consolidated total	third-party interests	Burford only
December 31, 2020	$'000	$'000	$'000
Definitive	477,921	130,694	347,227
Discretionary	682,721	107,958	574,763
Total	1,160,642	238,652	921,990
Legal risk (definitive)	93,970	(6,233)	87,737

		Elimination of
	Consolidated total	third-party interests	Burford only
December 31, 2019	$'000	$'000	$'000
Definitive	342,452	(53,939)	288,513
Discretionary	639,102	(99,007)	540,095
Total	981,554	(152,946)	828,608
Legal risk (definitive)	89,294	(6,233)	83,061

	Consolidated total	Elimination of third-party interests	Burford only
Deployments on commitments in 2020	$'000	$'000	$'000
Outstanding commitments at December 31, 2019	981,554	(152,946)	828,608
Deployed in 2020	111,340	(13,889)	97,451
Deployed in 2020 (%)	11%	—	12%

	Consolidated total	Elimination of third-party interests	Burford only
Deployments on commitments in 2019	$'000	$'000	$'000
Outstanding commitments at December 31, 2018	646,631	(31,791)	614,840
Deployed in 2019	99,145	(5,123)	94,022
Deployed in 2019 (%)	15%	—	15%

	Consolidated total	Elimination of third-party interests	Burford only
Deployments on commitments in 2018	$'000	$'000	$'000
Outstanding commitments at December 31, 2017	503,435	—	503,435
Deployed in 2017	152,498	—	152,498
Deployed in 2017 (%)	30%	—	30%